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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/01

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Colorado State Bank and Trust
Address:          1600 Broadway
                  Denver, CO 80202

13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Aaron Azari
Title:            Senior Vice President and Trust Officer
Phone:            (303) 864-7220

Signature, Place, and Date of Signing:

        /s/ AARON AZARI                      Denver, CO               11/06/01
--------------------------------     ----------------------------    ----------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:  ______________

Form 13F Information Table Value Total:     $30,602
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------   ------------------  ----------  --------  --------------------
                                                                                   INVESTMENT
                                                     VALUE     SHRS OR  SH/  PUT/  DISCRETION   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL    (SOLE)    MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------   -------  ---  ----  ----------  --------  --------------------

 AOL TIME WARNER INC                     00184A105        78      2,370 SH          X                    1,920            450
 COM
 AT&T CORP COM                           001957109        47      2,455 SH          X                    2,255            200

 ABBOTT LABS COM                         002824100     1,048     20,205 SH          X                   20,000            205

 AMERICAN EXPRESS CO COM                 025816109       202      6,950 SH          X                    6,950

 AMERICAN HOME PRODS CORP COM            026609107       494      8,478 SH          X                    7,178          1,300

 AMERICAN INTL GROUP INC COM             026874107       309      3,963 SH          X                    3,489            474

                                                    --------
          PAGE TOTAL                                   2,178

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------   ------------------  ----------  --------  --------------------
                                                                                   INVESTMENT
                                                     VALUE     SHRS OR  SH/  PUT/  DISCRETION   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL    (SOLE)    MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------   -------  ---  ----  ----------  --------  --------------------

 AMGEN INC COM                           031162100        75      1,275 SH          X                      450            825

 ANHEUSER BUSCH COS INC COM              035229103       159      3,800 SH          X                    3,800

 AUTOMATIC DATA PROCESSING COM           053015103       416      8,850 SH          X                    8,850

 BP P.L.C.                               055622104       274      5,582 SH          X                    4,562          1,020

 BANK AMER CORP                          060505104        62      1,054 SH          X                    1,004             50
 COM
 BELLSOUTH CORP COM                      079860102       507     12,192 SH          X                   11,392            800

 BRISTOL MYERS SQUIBB CO COM             110122108       671     12,080 SH          X                   11,960            120

 CHEVRON CORP COM                        166751107       338      3,988 SH          X                    3,888            100

 CITIGROUP INC COM                       172967101       433     10,683 SH          X                   10,250            433

                                                    --------
          PAGE TOTAL                                   2,935

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------   ------------------  ----------  --------  --------------------
                                                                                   INVESTMENT
                                                     VALUE     SHRS OR  SH/  PUT/  DISCRETION   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL    (SOLE)    MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------   -------  ---  ----  ----------  --------  --------------------

 COCA COLA CO COM                        191216100       279      5,950 SH          X                    5,750            200

 COLGATE PALMOLIVE CO COM                194162103     5,631     96,662 SH          X                   96,262            400

 DELL COMPUTER CORP COM                  247025109        26      1,425 SH          X                                   1,425

 DISNEY WALT CO COM                      254687106        11        600 SH          X                      600

 DUKE ENERGY CORP COM                    264399106        53      1,398 SH          X                    1,398

 ELAN PLC ADR                            284131208        24        500 SH          X                      500

 EMERSON ELEC CO COM                     291011104       580     12,335 SH          X                   11,685            650

 EXXON MOBIL CORP                        30231G102     1,672     42,438 SH          X                   41,042          1,396
 COM
 FANNIE MAE                              313586109       124      1,555 SH          X                    1,405            150

 GENERAL ELEC CO COM                     369604103     5,822    156,507 SH          X                  155,907            600

 GRAINGER W W INC COM                    384802104       777     19,998 SH          X                   19,998

 HOME DEPOT INC COM                      437076102        89      2,320 SH          X                    1,620            700

                                                    --------
          PAGE TOTAL                                  15,088

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------   ------------------  ----------  --------  --------------------
                                                                                   INVESTMENT
                                                     VALUE     SHRS OR  SH/  PUT/  DISCRETION   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL    (SOLE)    MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------   -------  ---  ----  ----------  --------  --------------------

 INTEL CORP COM                          458140100       297     14,509 SH          X                   13,784            725

 INTERNATIONAL BUSINESS MACHS COM        459200101       631      6,877 SH          X                    6,202            675

 J P MORGAN CHASE & CO                   46625H100       260      7,600 SH          X                    7,600
 COM
 JOHNSON & JOHNSON COM                   478160104       285      5,138 SH          X                    4,638            500

 LIBERTY MEDIA CORP NEW SER A            530718105        29      2,299 SH          X                                   2,299
 COM
 COM
 LILLY ELI & CO COM                      532457108       240      2,975 SH          X                    2,900             75

 LOWES COS INC COM                       548661107       253      8,000 SH          X                    8,000

 MBNA CORP COM                           55262L100        51      1,700 SH          X                    1,200            500


 MCDATA CORP                             580031102         3        325 SH          X                                     325
 CL B
 MEDTRONIC INC COM                       585055106       153      3,525 SH          X                    2,900            625

 MERCK & CO INC COM                      589331107       600      9,006 SH          X                    8,786            220

                                                    --------
          PAGE TOTAL                                   2,802

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------   ------------------  ----------  --------  --------------------
                                                                                   INVESTMENT
                                                     VALUE     SHRS OR  SH/  PUT/  DISCRETION   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL    (SOLE)    MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------   -------  ---  ----  ----------  --------  --------------------

 MICROSOFT CORP COM                      594918104       214      4,177 SH          X                    3,877            300

 MINNESOTA MNG & MFG CO COM              604059105       196      1,994 SH          X                    1,994

 NORFOLK SOUTHN CORP COM                 655844108       106      6,606 SH          X                    6,606

 ORACLE CORP COM                         68389X105       224     17,800 SH          X                   17,400            400

 PEPSICO INC COM                         713448108       402      8,280 SH          X                    8,280

 PFIZER INC COM                          717081103       683     17,024 SH          X                   15,749          1,275

 PHILIP MORRIS COMPANIES INC COM         718154107        39        800 SH          X                      800

 PITNEY BOWES INC COM                    724479100        61      1,600 SH          X                    1,600

 PRIMA ENERGY CORP COM                   741901201     1,246     56,250 SH          X                   56,250

 PROCTER & GAMBLE CO COM                 742718109       187      2,575 SH          X                    2,375            200

 QWEST COMMUNICATIONS INTL               749121109        75      4,517 SH          X                    3,867            650

                                                    --------
          PAGE TOTAL                                   3,433

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------   ------------------  ----------  --------  --------------------
                                                                                   INVESTMENT
                                                     VALUE     SHRS OR  SH/  PUT/  DISCRETION   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL    (SOLE)    MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------   -------  ---  ----  ----------  --------  --------------------

 ROYAL DUTCH PETE CO N Y REGISTRY SH     780257804       326      6,484 SH          X                    6,484
 PAR N GLDR 1.25
 SBC COMMUNICATIONS INC COM              78387G103       743     15,773 SH          X                   14,821            952

 ST PAUL COS INC COM                     792860108        49      1,200 SH          X                    1,200

 SPECTRANETICS CORP COM                  84760C107        38     20,000 SH          X                   20,000

 STATE STR CORP COM                      857477103       207      4,550 SH          X                    4,300            250

 SYSCO CORP COM                          871829107       126      4,925 SH          X                    3,900          1,025

 TARGET CORP                             87612E106       178      5,600 SH          X                    5,000            600
 COM
 TEXACO INC COM                          881694103       290      4,460 SH          X                    3,860            600

 TYCO INTL LTD COM                       902124106       108      2,364 SH          X                    2,364

 US BANCORP DEL NEW                      902973304       850     38,337 SH          X                   33,277          5,060
 COM NEW
 UNITED TECHNOLOGIES CORP COM            913017109       102      2,200 SH          X                    2,000            200

 VERIZON COMMUNICATIONS                  92343V104       655     12,114 SH          X                   12,114
 COM
 VODAFONE GROUP PLC NEW                  92857W100       184      8,395 SH          X                    7,795            600
 ADR SPONSORED
                                                    --------
          PAGE TOTAL                                   3,856

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------  --------------  --------  --------   ------------------  ----------  --------  --------------------
                                                                                   INVESTMENT
                                                     VALUE     SHRS OR  SH/  PUT/  DISCRETION   OTHER      VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL    (SOLE)    MANAGERS  SOLE   SHARED   NONE
------------------------  --------------  --------  --------   -------  ---  ----  ----------  --------  --------------------

 WACHOVIA CORP                           929903102       246      7,950 SH          X                    7,750            200
 COM
 WELLS FARGO CO COM                      949746101        23        525 SH          X                      300            225

 XCEL ENERGY INC                         98389B100        41      1,440 SH          X                      200          1,240
 COM
                                                    --------
          PAGE TOTAL                                     310
         FINAL TOTALS                                 30,602